Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	4,048,779
Proposed Maximum Offering Price per Unit	1.60
Maximum Aggregate Offering Price	$ 6,478,046.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 894.62
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered such indeterminate number of additional common shares of DEFSEC Technologies Inc. (the "Common Shares") as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act based on the average of the high and low sales price of the Common Shares as reported on the Nasdaq Capital Market on August 21, 2026. Represents 4,048,779 Common Shares consisting of (a) 804,684 Common Shares, (b) Common Shares underlying 1,146,535 pre-funded warrants, (c) Common Shares underlying 1,951,219 common share purchase warrants and (d) Common Shares underlying 146,341 placement agent's warrants, in each case, held by the selling securityholders named in the registration statement which this filing fee table relates.